ACCRUED INTEREST PAYABLE TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
ACCRUED INTEREST PAYABLE TO RELATED PARTIES
Schedule Accrued interest payable to related parties
	December 31,	December 31,
Lender	2024	2023
Lifschultz Enterprise Company LLC	$38,612	$10,406
Totals	$38,612	$10,406